Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Cash flows (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Consolidated Statements of Cash flows [Line Items]
Net loss	$ (6,571,184)	$ (7,069,862)	$ (6,128,442)
Adjustments for items not affecting cash:
Share-based compensation	1,977,187	2,061,810	4,813,049
Net cash provided from (used in) operating activities	$ (9,481,722)	(5,252,527)	$ (4,613,697)
As Previously Reported [Member]
Schedule of Consolidated Statements of Cash flows [Line Items]
Net loss		(7,173,125)
Adjustments for items not affecting cash:
Share-based compensation		2,165,073
Net cash provided from (used in) operating activities		(5,252,527)
Adjustment [Member]
Schedule of Consolidated Statements of Cash flows [Line Items]
Net loss		103,263
Adjustments for items not affecting cash:
Share-based compensation		(103,263)
Net cash provided from (used in) operating activities